Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 404	$ 503	$ 625
Marketable securities	207	152
Bank deposit	19	47	33
Accounts receivable	101	102	51
Other current assets	35	28	68
Total current assets	766	832	777
Non-current assets
Property and equipment, net	39	44	45
Intangible assets, net	240	309	371
Goodwill	577	649	627
Loans granted to stockholders	13	14	26
Operating right of use assets	22	55	109
Total non-current asset	891	1,071	1,178
Total assets	1,657	1,903	1,955
Current liabilities
Accounts payable	56	92	115	[1]
Related parties	124	120	26	[1]
Operating lease liability – current portion		55	58
Total current liabilities	180	267	199
Non-current liabilities
Operating lease liability – net of current portion	22		51
Deferred taxes	55	71	86
Total non-current liabilities	77	71	137
Total liabilities	257	338	336
COMMITMENT AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Authorized: 100,000,000 shares at December 31, 2021 and 2020; Issued and outstanding: 3,544,242 shares at December 31, 2021 and 2020
Additional paid-in capital	3,162	3,162	3,162
Accumulated other comprehensive income	(9)	155	106
Accumulated deficit	(1,753)	(1,752)	(1,649)
Total stockholders’ equity	1,400	1,565	1,619
Total liabilities and stockholders’ equity	$ 1,657	$ 1,903	$ 1,955

[1]	Reclassified